UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from January 1 to January 31, 2012

Commission File Number of issuing entity: 333-148505-04

Ford Credit Floorplan Master Owner Trust A

(Series 2011-1)

(Exact name of issuing entity as specified on its charter)

Commission File Number of depositor: 333-148505

Ford Credit Floorplan Corporation

(Exact name of depositor as specified on its charter)

And

Commission File Number of depositor: 333-148505-01

Ford Credit Floorplan LLC

(Exact name of depositor as specified on its charter)

Ford Motor Credit Company LLC

(Exact name of sponsor as specified in its charter)

Delaware

(State or jurisdiction of incorporation or organization of the issuing entity)

38-6787145

(I.R.S. Employer Identification No.)

c/o U.S. Bank Trust National Association 300 Delaware Avenue, 9th Floor, Wilmington, Delaware	19801
(Address of principal executive offices)	(zip code)

(302) 576-3700

(Telephone Number, including area code)

Registered/reporting pursuant to (check one)

Title of Class (Series 2011-1)	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
Class A-1 notes			X
Class A-2 notes			X
Class B notes			X
Class C notes			X
Class D notes			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.    Yes  ☒    No  ☐

PART I – DISTRIBUTION INFORMATION

Item 1.	Distribution and Pool Performance Information.

Distribution and performance information of the asset pool of the issuing entity is set forth in the attached Monthly Servicing Report.

PART II – OTHER INFORMATION

Item 9.	Exhibits.

Designation	Description

Exhibit 99	Ford Credit Floorplan Master Owner Trust A Monthly Investor Report for Series 2011-1

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the Servicer, on behalf of the issuing entity, has duly caused this report to be signed by the undersigned duly authorized.

Ford Credit Floorplan Master Owner Trust A
(Issuing entity)

By:	Ford Motor Credit Company LLC
(Servicer)

/s/ Daniel Gardetto
Daniel Gardetto
Assistant Treasurer

Date:     February 15, 2012

EXHIBIT INDEX

Designation	Description

Exhibit 99	Ford Credit Floorplan Master Owner Trust A Monthly Investor Report

3